Trading revenues (Tables)	6 Months Ended
Jun. 30, 2012
Trading revenues
Trading revenues
in	6M12	6M11

Trading revenues (CHF million)

Interest rate products	411	2,500

Foreign exchange products	481	(886)

Equity/index-related products	932	1,152

Credit products	(828)	(158)

Commodity, emission and energy products	88	306

Other products	357	208

Total	1,441	3,122

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.